Fair values - Summary for the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs (Details) - Level 3 - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate | Contingent consideration
Fair values
Increase in input	1.50%	1.50%
Decrease in input	1.50%	1.50%
Increase (decrease) in net result due to increase in input	€ (7)	€ (11)
Increase (decrease) in net result due to decrease in input	€ 7	€ 11
Discount rate | Long-term investments
Fair values
Increase in input	1.50%	1.50%
Decrease in input	1.50%	1.50%
Increase (decrease) in net result due to increase in input	€ (8,478)	€ (4,118)
Increase (decrease) in net result due to decrease in input	€ 12,539	€ 6,279
Commercialization success rate | Contingent consideration
Fair values
Increase in input	10.00%	10.00%
Decrease in input	10.00%	10.00%
Increase (decrease) in net result due to increase in input		€ 109
Increase (decrease) in net result due to decrease in input		€ (109)